Taxes on Income	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Taxes on Income

Note 14 - Taxes on Income

A.	Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's taxable income or loss is calculated in US Dollars.

B.	Israel tax reform

Presented hereunder are the regular tax rates in Israel for the years 2012-2014:

2012 – 25%
2013 – 25%
2014 – 26.5%

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, by which, inter alia, the corporate tax rate would be raised by 1.5% to a rate of 26.5% as from 2014.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the “Law”)

1.	Rates

a.	Through the end of 2013 tax year, the Company has elected to be taxed under the alternative benefits method, whereby the Company waives grants in return for tax exemptions. For the manufacturing plant in Yokneam the Company is entitled to an exemption from tax on its taxable income for a period of ten years beginning from the year of election; For the research and development center the Company is entitled to an exemption from tax on its taxable income for two years beginning from the year of election, and not more than 25%, on its taxable income in the next eight years.

b.	Should the Company derive income from sources other than the “Approved Enterprise” or "Benefited Enterprise" (See Note 14C 3) during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

c.	In the event of distribution by the Company of cash dividends out of its retained earnings that were generated prior to 2014 tax year and were tax exempt due to the “Approved Enterprise” or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company's retained earnings as of December 31, 2014 and 2013, approximately US$ 44,892 thousand and US$ 50,683 thousand respectively are tax-exempt, due to “Approved Enterprise” and "Benefited Enterprise" status. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (up to 25%) and an income tax liability of up to approximately US$ 11,223 thousand and US$ 12,671 thousand would be incurred as of December 31, 2014 and 2013, respectively. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the Company. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's “Approved Enterprise" or "Benefited Enterprise". If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

2.	Conditions for entitlement to the tax benefits

Entitlement to the tax benefits of the Company's “Approved Enterprise” and "Benefited Enterprise" is dependent upon the Company fulfilling the conditions stipulated by the Law and the regulations published thereunder, as well as the criteria set forth in the approval for the specific investment in the Company's “Approved Enterprise”.

In the event of failure to comply with these conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the cancelled benefits, with the addition of linkage differences and interest. As of the date of these financial statements, the Company meets the compliance with these conditions.

3.	Amendments to the Law

On March 30, 2005, the Israeli Parliament approved a reform of the above Law. The primary changes are as follows:

(a)	Companies that meet the criteria of the “Benefited Enterprise” (formerly known as Alternative Path of “Approved Enterprise”) benefits will receive those benefits without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Tax Authorities regarding the implementation of the “Benefited Enterprise”. Audits will take place via the Israeli Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

(b)	Tax benefits of the “Benefited Enterprise” comparing to regular corporate tax regulations, include lower tax rates or no tax depending on the area and the path chosen, lower tax rates on dividend income and accelerated tax depreciation. The tax benefits do not differ from those prior the amendment.

(c)	In order to receive the tax benefits in the Grant Path or the “Benefited Enterprise”, the “Industrial Company” must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 14 million residents.

(d)	Upon the establishment of a “Benefited Enterprise”, an investment of at least ILS 300 thousand in production machinery and equipment within three years is required.

(e)	For an expansion, a company is required to invest within three years the higher of ILS 300 thousand in production machinery and equipment or a certain percentage of its existing production machinery and equipment.

The amendments to the Law do not retroactively apply for investment programs having an “Approved Enterprise” approval certificate from the Investment Center issued up to December 31, 2004. Therefore, the amendments do not impact an existing “Approved Enterprise” that received prior written approval. The new tax regime shall apply for a new “Approved Enterprise” and for an “Approved Enterprise” expansion for which the elected year is 2004 onwards.

In respect to the abovementioned amendments to the Law, the Company selected the tax years 2004, 2006, 2009 and 2012 as the years of election. The Israeli Tax Authorities, in a pre-ruling issued to the Company, have established a formula for the allocation of the Company's taxable income that will be subject to the relevant different tax rates as permitted under the amendments to the Law.

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – “the Amendment to the Law”). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

Under the Amendment to the Law, which the Company started applying in 2014, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all preferred income of such company. Under the law, when the election is made, the uniform tax rate (for 2014 and on) will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20%.

Furthermore, the Amendment provides relief with respect to the non-payment of tax on a dividend received by an Israeli resident company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment and the dividend is distributed after the date of the notice (hereinafter – “the relief”). Furthermore, a distribution from profits of the exempt enterprise will be subject to tax by the distributing company.

D.	Taxation of the subsidiaries

1.	The subsidiary Silicom Connectivity Solutions, Inc. files tax returns to US federal tax authorities and to state tax authorities in the states of New Jersey and California.

2.	The subsidiary Fiberblaze is taxed according to the tax laws in Denmark and its subsidiary files tax returns to US federal tax authorities, New York state tax authorities and to the city of New York tax authorities.

3.

The Company has not provided for Israeli income and foreign withholding taxes on US$ 1,850 thousands of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2014. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary. The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 218 thousands at December 31, 2014.

E.	Tax assessments

For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2012. In December 2014 the Company has filed a request to reopen the tax assessments for 2009 through 2012, in order to obtain tax benefits that the Company believes it is entitled to. As of December 31, 2014, the Company's request has not been accepted by the Israeli tax authority.

For the US Federal jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2010. For the New-Jersey state jurisdiction, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2009. For the California state jurisdiction, Silicom Inc. has open tax assessments for 2011 through 2014.

For the Danish jurisdiction, Fiberblaze A/S has final tax assessments for all years up to and including the tax year ended August 31, 2011. Fiberblaze A/S has open Tax assessments for the tax years ended August 31, 2012, August 31, 2013, August 31, 2014, and for the four months ended December 31, 2014.

For the US Federal jurisdiction, New York State and New York City jurisdictions, Fiberblaze US LLC has open tax assessments for tax years ended August 31, 2012, August 31, 2013, August 31, 2014, and for the four months ended December 31, 2014.

F.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2012	2013	2014
		US$ thousands

Income before income taxes:
Israel	10,086	16,857	16,522
Foreign jurisdiction	695	1,125	787
	10,781	17,982	17,309

Current taxes:
Israel	784	949	2,494
Foreign jurisdiction	116	479	409
	900	1,428	2,903

Current tax (benefits) expenses relating to prior years:
Israel	(12)	29	20

Deferred taxes:
Israel	(3)	(552)	(200)
Foreign jurisdiction	25	-	(19)
	22	(552)	(219)

Income tax expense	910	905	2,704

G.	Deferred income taxes

The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2013	2014
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	248	248
Research and development costs	458	636
PPE	5	7
Other	2	22
Total gross deferred tax assets	713	913

Deferred tax liabilities:
Inventory	-	(99)
Intangible assets	-	(444)
Total gross deferred tax liabilities	-	(543)

Net deferred tax assets	713	370

In Israel	713	913
Foreign jurisdictions	-	(543)
Net deferred tax assets	713	370

Current deferred tax assets	274	567
Current deferred tax liabilities	-	(259)
Non-current deferred tax assets	439	346
Non-current deferred tax liabilities	-	(284)
Net deferred tax assets	713	370

H.	Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2012	2013	2014
		US$ thousands

Income before income taxes	10,781	17,982	17,309
Statutory tax rate in Israel	25.0%	25.0%	26.5%
	2,695	4,496	4,587

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	159	205	476
Prior year adjustments	(12)	29	20
Change in valuation allowance	(63)	-	-
Tax effect due to "Approved/Benefited/ Preferred Enterprise" status	(2,063)	(4,396)	(2,588)
Taxes related to foreign jurisdictions	30	198	181
Changes in tax rate	(58)	399	-
Other	222	(26)	28

Income tax expense	910	905	2,704

I.	Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2012, 2013 and 2014 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.